Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Leisure Portfolio
November 30, 2023
LEI-NPRT3-0124
1.810675.119
Common Stocks - 99.4%
	Shares	Value ($)
Beverages - 1.7%
Soft Drinks & Non-alcoholic Beverages - 1.7%
The Coca-Cola Co.	173,500	10,139,340
Commercial Services & Supplies - 0.0%
Diversified Support Services - 0.0%
Vestis Corp.	10,100	184,931
Consumer Staples Distribution & Retail - 2.1%
Food Distributors - 2.1%
U.S. Foods Holding Corp. (a)	298,600	13,087,638
Food Retail - 0.0%
Maplebear, Inc. (b)	1,500	36,285
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL		13,123,923
Diversified Consumer Services - 2.1%
Specialized Consumer Services - 2.1%
OneSpaWorld Holdings Ltd. (a)	767,700	9,250,785
Service Corp. International	55,100	3,375,977
		12,626,762
Entertainment - 0.7%
Movies & Entertainment - 0.7%
TKO Group Holdings, Inc.	59,100	4,570,203
Financial Services - 0.7%
Transaction & Payment Processing Services - 0.7%
Toast, Inc. (a)(b)	299,000	4,446,130
Hotels, Restaurants & Leisure - 91.9%
Casinos & Gaming - 13.2%
Bally's Corp. (a)	65,600	755,712
Boyd Gaming Corp.	200	11,810
Caesars Entertainment, Inc. (a)	292,949	13,100,679
Churchill Downs, Inc.	105,396	12,201,695
Draftkings Holdings, Inc. (a)	22,900	875,696
Flutter Entertainment PLC (a)	77,800	12,149,642
Las Vegas Sands Corp.	415,700	19,172,084
MGM Resorts International	32,100	1,266,024
Penn Entertainment, Inc. (a)	85,400	2,097,424
Red Rock Resorts, Inc.	292,800	13,038,384
Wynn Resorts Ltd.	69,600	5,875,632
		80,544,782
Hotels, Resorts & Cruise Lines - 31.8%
Airbnb, Inc. Class A (a)	231,000	29,184,540
Booking Holdings, Inc. (a)	20,076	62,751,553
Carnival Corp. (a)	226,300	3,408,078
Hilton Grand Vacations, Inc. (a)	14,400	493,344
Hilton Worldwide Holdings, Inc.	306,132	51,283,233
Marriott International, Inc. Class A	144,225	29,234,408
Royal Caribbean Cruises Ltd. (a)	168,300	18,085,518
Wyndham Hotels & Resorts, Inc.	5,500	425,370
		194,866,044
Leisure Facilities - 0.4%
Planet Fitness, Inc. (a)	11,244	763,917
Vail Resorts, Inc.	8,482	1,843,223
		2,607,140
Restaurants - 46.5%
ARAMARK Holdings Corp.	349,800	9,797,898
Brinker International, Inc. (a)	218,700	7,875,387
Chipotle Mexican Grill, Inc. (a)	13,609	29,970,420
Darden Restaurants, Inc.	27,900	4,365,513
Domino's Pizza, Inc.	51,942	20,407,492
Dutch Bros, Inc. (a)	152,711	4,081,965
First Watch Restaurant Group, Inc. (a)	312,000	5,640,960
McDonald's Corp.	378,893	106,787,205
Restaurant Brands International, Inc.	131,574	9,357,903
Starbucks Corp.	439,356	43,628,051
Wingstop, Inc.	8,200	1,970,952
Yum! Brands, Inc.	323,700	40,640,535
		284,524,281
TOTAL HOTELS, RESTAURANTS & LEISURE		562,542,247
Specialty Retail - 0.2%
Automotive Retail - 0.2%
Diversified Royalty Corp. (b)	466,000	906,621
TOTAL COMMON STOCKS (Cost $406,757,508)		608,540,157

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (c)	4,243,165	4,244,014
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	5,530,797	5,531,350
TOTAL MONEY MARKET FUNDS (Cost $9,775,364)		9,775,364

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $416,532,872)	618,315,521
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(5,852,265)
NET ASSETS - 100.0%	612,463,256

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	4,289,445	73,382,226	73,427,657	125,159	-	-	4,244,014	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	12,554,116	198,554,655	205,577,421	352,026	-	-	5,531,350	0.0%
Total	16,843,561	271,936,881	279,005,078	477,185	-	-	9,775,364

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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